Shareholders' Equity, Noncontrolling Interest, and Members' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule Of Calculation Of Comprehensive Loss Attributable To Non-controlling Interest Holders
The table below demonstrates the calculation of the comprehensive loss attributable to the non-controlling
interest holders for the 2021 Successor Period.

Period From December 23 - December 31, 2021 (Successor)
Fathom OpCo comprehensive loss	(1,551)

Noncontrolling interest percentage	62.4%

Comprehensive loss attributable to noncontrolling interest	(968)

Summary Of Members Equity
The following table represents a summary of the Company’s Members’ Equity as of December 31, 2020 (Predecessor):

December 31 2020 (Predecessor)
Class A common units	5,480,611
Class B common units	2,242,981